INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 14,854
Balance at end of year	10,449	$ 14,854
Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	14,854	0
Balance at end of year	10,449	14,854
Net Book Value [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	14,543	0
Balance at end of year	10,210	14,543
Net Book Value [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	311	0
Balance at end of year	239	311
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	22,324	22,593
Additions during year	1	181
Deletions during the year	185	0
Disposal during the year	3,323	450
Balance at end of year	18,817	22,324
Cost [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,342	21,792
Additions during year	0	0
Deletions during the year	0	0
Disposal during the year	3,323	(450)
Balance at end of year	18,019	21,342
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	982	801
Additions during year	1	181
Deletions during the year	(185)	0
Disposal during the year	0	0
Balance at end of year	798	982
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	7,470	708
Additions during year	73	59
Deletions during the year	185	0
Disposal during the year	1,010	6,703
Balance at end of year	8,368	7,470
Accumulated depreciation and impairment [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	6,799	96
Additions during year	0	0
Deletions during the year	0	0
Disposal during the year	1,010	6,703
Balance at end of year	7,809	6,799
Accumulated depreciation and impairment [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	671	612
Additions during year	73	59
Deletions during the year	(185)	0
Disposal during the year	0	0
Balance at end of year	$ 559	$ 671